Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring [Abstract]
Restructuring

Note 3.

Restructuring

     In 2008, the Company decided to discontinue funding the domestic programming business of VOOM HD. In 2009, the Company decided to discontinue funding certain international VOOM HD programming. In connection with these decisions the Company recorded restructuring (credit) expense for each of the three years ended December 31, 2011.

     The following table summarizes the VOOM HD restructuring expense (credit) recognized during 2009, 2010 and 2011:

			Contractual
	Employee		Program		Other
	Severance		Rights		Costs	Total
Restructuring liability at December 31, 2008	$5,711		$-		$37	$5,748
Charges incurred	579	(a)	4,572	(b)	11	5,162
Write-down of assets and other non-cash items	-		(1,712)		7	(1,705)
Payments	(6,013)		(2,390)		-	(8,403)
Restructuring liability at December 31, 2009	277		470		55	802
Credits recognized	(249)		(1,969)	(b)	-	(2,218)
Other adjustments	22		2,048	(c)	-	2,070
Payments	(47)		(549)		-	(596)
Restructuring liability at December 31, 2010	3		-		55	58
Credits recognized	-		(191)	(b)	(49)	(240)
Other adjustments	-		191	(c)	(6)	185
Payments	-		-		-	-
Restructuring liability at December 31, 2011	$3		$-		$-	$3

(a)	Employee severance related to the elimination of five positions at VOOM HD.
(b)	Represents unfavorable (favorable) negotiated settlements of contractual obligations with vendors.
(c)	Represents a reclassification of program rights obligations to accrued restructuring liability.

     At December 31, 2011, aggregate restructuring liabilities of $3 were classified in other accrued expenses in the consolidated balance sheet.